Nationwide Destination 2065 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nationwide Destination 2065 Fund | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	19.09%	13.13%	19.85%	(19.02%)	17.31%